CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 29,702	$ 29,702
Other intangible assets	100,642	20,756
Property, plant and equipment	554,914	620,034
Other non-current financial assets	4,091	5,057
Deferred tax assets	7,010
Non-current receivables from related parties	1,699	2,454
Other non-current assets	18,734	11,904
Non-current restricted cash and cash equivalents	2,272
Total non-current assets	719,064	689,907
Current assets
Inventories	289,797	246,549
Trade and other receivables	381,073	242,262
Current receivables from related parties	2,841	3,076
Current income tax assets	7,660	12,072
Other current financial assets	104	1,008
Other current assets	8,408	20,714
Current restricted cash and cash equivalents		28,843
Cash and cash equivalents	114,391	102,714
Total current assets	804,274	657,238
Total assets	1,523,338	1,347,145
Equity
Share capital	1,962	1,784
Reserves	544,433	696,774
Translation differences	(227,318)	(206,759)
Valuation adjustments	5,525	5,755
Result attributable to the Parent	(110,624)	(246,339)
Non-controlling interests	106,053	114,504
Total equity	320,031	365,719
Non-current liabilities
Deferred income	895	620
Provisions	60,958	108,487
Bank borrowings	3,670	5,277
Lease liabilities	9,968	13,994
Debt instruments	404,938	346,620
Other financial liabilities	4,549	29,094
Other obligations	38,082	15,006
Other non-current liabilities	1,476	1,761
Deferred tax liabilities	25,145	27,781
Total non-current liabilities	549,681	548,640
Current liabilities
Provisions	137,625	55,296
Bank borrowings	95,297	102,330
Lease liabilities	8,390	8,542
Debt instruments	35,359	10,888
Other financial liabilities	62,464	34,802
Payables to related parties	9,545	3,196
Trade and other payables	206,000	149,201
Current income tax liabilities	1,775	2,538
Other obligations	22,843	4,672
Other current liabilities	74,328	61,321
Total current liabilities	653,626	432,786
Total equity and liabilities	$ 1,523,338	$ 1,347,145